INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2016
Income Tax Disclosure [Abstract]
Summary of reconciliation of income taxes computed at statutory rate
	August 31, 2016	August 31, 2015
Net operating loss carryforward	$215,870	$47,547
Effective Tax rate	35%	35%
Deferred Tax Asset	75,555	16,6417
Less: Valuation Allowance	(75,555)	(16,6417)
Net deferred tax asset	$-	$-